Retirement-Related Benefits - Changes in Benefit Obligation and Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Pension Plans | U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	$ 50,232	$ 47,812
Interest cost	1,501	1,882	$ 1,719
Acquisitions/divestitures, net	1
Actuarial losses/(gains)	4,071	4,040
Benefits paid from trust	(3,445)	(3,378)
Direct benefit payments	(123)	(124)
Amendments/curtailments/settlements/other	0
Benefit obligation, balance at end of period	52,237	50,232	47,812
Change in plan assets
Fair value of plan assets, balance at beginning of period	51,784	48,213
Actual return on plan assets	6,046	6,949
Acquisitions/divestitures, net	1
Benefits paid from trust	(3,445)	(3,378)
Fair value of plan assets, balance at end of period	54,386	51,784	48,213
Funded status	2,149	1,551
Accumulated benefit obligation	52,237	50,232
Pension Plans | Non-U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	48,324	45,770
Service cost	392	370	413
Interest cost	563	847	830
Plan participants' contributions	23	23
Acquisitions/divestitures, net	50	(32)
Actuarial losses/(gains)	2,766	3,467
Benefits paid from trust	(1,946)	(1,902)
Direct benefit payments	(420)	(403)
Foreign exchange impact	3,283	134
Amendments/curtailments/settlements/other	(47)	50
Benefit obligation, balance at end of period	52,989	48,324	45,770
Change in plan assets
Fair value of plan assets, balance at beginning of period	40,319	36,758
Actual return on plan assets	2,571	4,896
Employer contributions	182	243
Acquisitions/divestitures, net	97	(25)
Plan participant's contributions	23	23
Benefits paid from trust	(1,946)	(1,902)
Foreign exchange impact	2,599	333
Amendments/curtailments/settlements/other	(13)	(7)
Fair value of plan assets, balance at end of period	43,832	40,319	36,758
Funded status	(9,157)	(8,005)
Accumulated benefit obligation	52,513	47,645
Nonpension Postretirement Benefit Plans | U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	3,857	3,912
Service cost	9	10	13
Interest cost	103	145	132
Plan participants' contributions	56	57
Actuarial losses/(gains)	135	148
Benefits paid from trust	(369)	(389)
Direct benefit payments	0	(6)
Amendments/curtailments/settlements/other		(21)
Benefit obligation, balance at end of period	3,791	3,857	3,912
Change in plan assets
Fair value of plan assets, balance at beginning of period	3	29
Actual return on plan assets	0	1
Employer contributions	325	304
Plan participant's contributions	56	57
Benefits paid from trust	(369)	(389)
Amendments/curtailments/settlements/other	0
Fair value of plan assets, balance at end of period	15	3	29
Funded status	(3,776)	(3,854)
Nonpension Postretirement Benefit Plans | Non-U.S.
Changes in benefit obligation
Benefit obligation, balance at beginning of period	848	705
Service cost	5	5	5
Interest cost	36	55	45
Acquisitions/divestitures, net	0	0
Actuarial losses/(gains)	(3)	141
Benefits paid from trust	(4)	(6)
Direct benefit payments	(24)	(27)
Foreign exchange impact	(82)	(1)
Amendments/curtailments/settlements/other	(1)	(23)
Benefit obligation, balance at end of period	775	848	705
Change in plan assets
Fair value of plan assets, balance at beginning of period	65	65
Actual return on plan assets	4	7
Benefits paid from trust	(4)	(6)
Foreign exchange impact	(10)	(1)
Amendments/curtailments/settlements/other	0	0
Fair value of plan assets, balance at end of period	53	65	$ 65
Funded status	$ (722)	$ (783)